Financial risk management and financial instruments - Commodity Price Risk (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($) $ / bbl R / $	Jun. 30, 2018 ZAR (R) $ / bbl	Jun. 30, 2017 USD ($) $ / bbl	Jun. 30, 2018 ZAR (R) $ / bbl R / $	Jun. 30, 2017 ZAR (R)
Financial risk management and financial instruments
Increase in average annual crude oil price for forecasting purposes			1			1
Impact on operating profit of increase in crude oil price	$ 66	R 860	$ 62	R 850
Average exchange rate assumption | R / $			13.00			13.00
Period of average prices used in risk calculation			12 months	12 months
Period of constant average exchange rate used in risk calculation			12 months	12 months
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount			$ 194		$ 123	R 2,792	R 1,602
Fair value | R						(91)	52
Maximum
Financial risk management and financial instruments
Dated Brent Crude price			80.29	80.29	56.30
Average
Financial risk management and financial instruments
Dated Brent Crude price			63.62	63.62	49.77
Minimum
Financial risk management and financial instruments
Dated Brent Crude price			46.53	46.53	40.26
Within one year | Crude oil futures
Financial risk management and financial instruments
Fair value | R						R (91)	R 52